FINANCING RECEIVABLE	42 Months Ended
Jun. 30, 2011
Receivables [Abstract]
Financing receivables
NOTE C - FINANCING RECEIVABLE

The composition of the loan portfolio, including loans held for sale, at June 30, 2011 (unaudited) and December 31 was as follows:

	(Unaudited )
	June 30, 2011	2010	2009
	(In thousands)

One- to four-family residential	$317,281	$195,801	$220,714
Multi-family residential	23,483	8,594	9,114
Construction	7,406	7,081	4,868
Commercial	61,952	19,329	15,925
Consumer	2,636	207	51
	412,758	231,012	250,672
Less:
Undisbursed portion of loans in process	3,854	4,482	2,696
Deferred loan origination fees	(148)	(150)	(51)
Allowance for loan losses	1,399	1,242	1,025

	$407,653	$225,438	$247,002

The recorded investment in loans was as follows as of June 30, 2011:

	One-to four Family Residential	Multi-family Residential	Construction		Commercial	Consumer	Total

Purchased loans	$135,387	$13,338	$-		$43,607	$4,164	$196,496
Credit quality discount	(2,524)	(208)	-		(2,451)	(1,804)	(6,987)
Purchased loans book value (3)	132,863	13,130	-		41,156	2,360	189,509
Originated loans (1)	184,418	10,353	7,406	(2)	20,796	276	223,249
Ending balance	$317,281	$23,483	$7,406		$61,952	$2,636	$412,758

(1)	Includes loans held for sale
(2)	Before consideration of undisbursed Loans-in-process
(3)	Loans purchased in acquisition of First Franklin

The carrying amount of purchased loans consisting of credit-impaired purchased loans and non-impaired purchased loans is shown in the following table as of June 30, 2011.
	Non-impaired Purchased Loans	Credit Impaired Purchased Loans

One-to-four family residential	$126,915	$5,948
Multi-family residential	11,963	1,167
Construction	-	-
Commercial	32,322	8,834
Consumer	1,058	1,302
Total	$172,258	$17,251

The Corporation’s lending efforts have historically focused on one- to four-family and multi-family residential real estate loans, which comprise approximately $340.8 million,  $207.0 million and $232.0 million or 84%, 92% and 94% of the net loan portfolio, at June 30, 2011 (unaudited) and December 31, 2010 and 2009.  Generally, such loans have been underwritten on the basis of no more than an 85% loan-to-value ratio, which has historically provided the Corporation with adequate collateral coverage in the event of default.  Nevertheless, the Corporation, as with any lending institution, is subject to the risk that real estate values could deteriorate in its primary lending area of southwestern Ohio, thereby impairing collateral values.

In the ordinary course of business, the Corporation has made loans to its executive officers and directors.  Loans to these officers and directors, as well as employees, are made at reduced interest rates and closing costs.  These loans do not involve more than the normal risk of collectability.  The aggregate dollar amount of loans to executive officers and directors totaled approximately $1.3 million, $1.2 million and $1.3 million at June 30, 2011 (unaudited) and December 31, 2010 and 2009, respectively.  During the six months ended June 30, 2011 (unaudited) one new mortgage loan was originated to an executive officer totaling $150,000.  During the year ended December 31, 2010, one new line of credit was originated to a director totaling $100,000. During the six months ended June 30, 2011 (unaudited) and year ended December 31, 2010, there were repayments of approximately $85,000 and $91,000, respectively.

The Company participates in the Federal Home Loan Bank of Cincinnati’s Mortgage Purchase Program which provides the Company the ability to sell conventional mortgage loans in the secondary market. The program utilizes a Lender Risk Account (LRA) which is funded through the proceeds of individual mortgages sold. One LRA is established for each master commitment and the amount deposited into the LRA is approximately thirty to fifty basis points of each original loan balance.

If a loss on an individual loan is in excess of homeowner equity and (if applicable) primary mortgage insurance, funds are withdrawn from the related LRA to cover the shortfall. The Company is eligible to receive LRA funds, net of any losses, beginning in the sixth year from the date a master commitment is fulfilled and ending in the eleventh year or when all of the loans sold under a master commitment have been paid in full. The Company’s LRA totaled $904,000, $292,000 and $182,000 at June 30, 2011 (unaudited) and December 31, 2010 and 2009.  The amount is reported in other assets and as deferred income until the FHLB remits amounts to the Company based on loan performance, at which time revenue will be recognized.  During the six months ended June 30, 2011 (unaudited) and years ended December 31,  2010 and 2009, the Company received payments of $4,700, $5,000 and $3,000, respectively.